Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Intangible assets
Gross Carrying Amount	$ 77,677,404	$ 44,733,835
Accumulated Amortization	(17,927,585)	(5,937,573)
Net Carrying Value	59,749,819	38,796,262
Licensed digital assets [Member]
Intangible assets
Gross Carrying Amount	77,677,404	44,733,835
Accumulated Amortization	(17,927,585)	(5,937,573)
Net Carrying Value	$ 59,749,819	$ 38,796,262